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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Matthew J. Beck

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ADLER VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2018 (Unaudited)

COMMON STOCKS - 7.6%	Shares	Value
Communication Services - 2.4%
Media - 2.4%
Altice USA, Inc. - Class A	1,000	$16,310
Comcast Corporation - Class A	400	15,256
		31,566
Financials - 3.1%
Diversified Financial Services - 3.1%
AXA Equitable Holdings, Inc.	2,000	40,580

Information Technology - 2.1%
Software - 2.1%
Symantec Corporation	1,500	27,225

Total Common Stocks (Cost $105,257)		$99,371

MONEY MARKET FUNDS - 92.5%	Shares	Value
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class, 1.99% (a) (Cost $1,206,706)	1,206,706	$1,206,706

Total Investments at Value - 100.1% (Cost $1,311,963)		$1,306,077

Liabilities in Excess of Other Assets - (0.1%)		(967)

Net Assets - 100.0%		$1,305,110

(a)	The rate shown is the 7-day effective yield as of October 31, 2018.

See accompanying notes to Schedule of Investments.

ADLER VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS

October 31, 2018 (Unaudited)

1.	Securities Valuation

Adler Value Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts, if any, are valued at the closing price on the exchanges on which they are primarily traded. If no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day.

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$99,371	$-	$-	$99,371
Money Market Funds	1,206,706	-	-	1,206,706
Total	$1,306,077	$-	$-	$1,306,077

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of October 31, 2018.

ADLER VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of October 31, 2018:

Tax cost of portfolio investments	$1,311,963

Gross unrealized appreciation	$2,339
Gross unrealized depreciation	(8,225)

Net unrealized depreciation	$(5,886)

4.	Investments in Money Market Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Fund may at times invest a significant portion of its assets in shares of a money market fund. As of October 31, 2018, the Fund had 92.5% of the value of its net assets invested in shares of a money market fund registered under the Investment Company Act of 1940. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Fund incurs additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of money market funds.

KEMPNER MULTI-CAP DEEP VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2018 (Unaudited)

COMMON STOCKS - 86.4%	Shares	Value
Communication Services - 8.5%
Diversified Telecommunication Services - 6.4%
AT&T, Inc.	86,692	$2,659,711
Verizon Communications, Inc.	38,600	2,203,674
		4,863,385
Entertainment - 2.1%
Walt Disney Company (The)	14,100	1,619,103

Consumer Discretionary - 7.6%
Automobiles - 7.6%
General Motors Company	92,720	3,392,625
Honda Motor Company Ltd. - ADR	82,900	2,362,650
		5,755,275
Consumer Staples - 2.2%
Food & Staples Retailing - 1.4%
Walgreens Boots Alliance, Inc.	13,400	1,068,918

Food Products - 0.8%
General Mills, Inc.	13,400	586,920

Energy - 14.3%
Energy Equipment & Services - 3.2%
Schlumberger Ltd.	47,555	2,440,047

Oil, Gas & Consumable Fuels - 11.1%
BP plc - ADR	89,120	3,865,134
Occidental Petroleum Corporation	36,800	2,468,176
Royal Dutch Shell plc - Class A - ADR	32,689	2,065,618
		8,398,928
Financials - 15.9%
Banks - 10.6%
Bank of America Corporation	145,270	3,994,925
BB&T Corporation	15,300	752,148
Citigroup, Inc.	50,500	3,305,730
		8,052,803

KEMPNER MULTI-CAP DEEP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.4% (Continued)	Shares	Value
Financials - 15.9% (Continued)
Consumer Finance - 2.2%
Capital One Financial Corporation	18,640	$1,664,552

Insurance - 3.1%
Axis Capital Holdings Ltd.	41,400	2,309,706

Health Care - 15.1%
Health Care Equipment & Supplies - 0.8%
Zimmer Biomet Holdings, Inc.	5,500	624,745

Health Care Providers & Services - 5.6%
Cardinal Health, Inc.	54,965	2,781,229
McKesson Corporation	11,580	1,444,721
		4,225,950
Pharmaceuticals - 8.7%
Allergan plc	3,950	624,139
Merck & Company, Inc.	38,780	2,854,596
Pfizer, Inc.	12,800	551,168
Roche Holding AG - ADR	61,400	1,864,104
Teva Pharmaceutical Industries Ltd. - ADR	36,700	733,266
		6,627,273
Industrials - 7.5%
Building Products - 2.8%
Johnson Controls International plc	65,749	2,101,996

Electrical Equipment - 2.0%
Acuity Brands, Inc.	12,050	1,513,962

Industrial Conglomerates - 0.9%
General Electric Company	69,050	697,405

Road & Rail - 1.8%
Union Pacific Corporation	9,450	1,381,779

KEMPNER MULTI-CAP DEEP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.4% (Continued)	Shares	Value
Information Technology - 7.2%
IT Services - 2.0%
Western Union Company (The)	83,300	$1,502,732

Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials, Inc.	70,160	2,306,861
KLA-Tencor Corporation	17,900	1,638,566
		3,945,427
Materials - 8.1%
Chemicals - 5.1%
DowDuPont, Inc.	47,100	2,539,632
Mosaic Company (The)	43,650	1,350,531
		3,890,163
Containers & Packaging - 3.0%
WestRock Company	52,350	2,249,479

Total Common Stocks (Cost $62,514,361)		$65,520,548

MONEY MARKET FUNDS - 12.6%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.05% (a) (Cost $9,597,616)	9,597,616	$9,597,616

Total Investments at Value - 99.0% (Cost $72,111,977)		$75,118,164

Other Assets in Excess of Liabilities - 1.0%		765,385

Net Assets - 100.0%		$75,883,549

ADR - American Depositary Receipt.

(a)	The rate shown is the 7-day effective yield as of October 31, 2018.

See accompanying notes to Schedule of Investments.

KEMPNER MULTI-CAP DEEP VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS

October 31, 2018 (Unaudited)

1.	Securities Valuation

Kempner Multi-Cap Deep Value Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018:

	Level 1	Level 2	Level 3	Total

Common Stocks	$65,520,548	$-	$-	$65,520,548
Money Market Funds	9,597,616	-	-	9,597,616
Total	$75,118,164	$-	$-	$75,118,164

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. As of October 31, 2018, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

KEMPNER MULTI-CAP DEEP VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of October 31, 2018:

Tax cost of portfolio investments	$72,120,829

Gross unrealized appreciation	$8,276,135
Gross unrealized depreciation	(5,278,800)

Net unrealized appreciation	$2,997,335

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing difference in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Matthew J. Beck
Matthew J. Beck, Secretary
Date	December 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Adler Value Fund and Kempner Multi-Cap Deep Value Fund

Date	December 17, 2018

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	December 17, 2018

*	Print the name and title of each signing officer under his or her signature.